Significant accounting policies, judgments and estimation uncertainty (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies, judgments and estimation uncertainty [Abstract]
Schedule of Depreciation of Property and Equipment Annual Rates

Depreciation of property and equipment is calculated using the declining-balance method at the following annual rates:

Computer equipment	30%
Computer software	100%
Furniture and fixtures	20%
Laboratory equipment	20%
Leasehold improvements and leased premises	straight-line